Fair Value Measurements - Carrying amount and estimated fair value of senior notes and junior subordinated debentures (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	$ 1,594,934	$ 1,549,792	$ 1,601,632
6.375% Senior Notes, due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	330,000	330,000
Estimated Fair Value	330,413	327,525
11.6% Junior Subordinated Debentures - Preferred
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross	105,443	105,443
Estimated Fair Value	$ 113,344	$ 128,022